Document And Entity Information	Apr. 08, 2022
Document Information [Line Items]
Entity, Registrant Name	ALPHA ENERGY, INC.
Document, Type	8-K
Document, Period End Date	Apr. 08, 2022
Entity, Incorporation, State or Country Code	CO
Entity, File Number	000-55586
Entity, Tax Identification Number	90-1020566
Entity, Address, Address Line One	4162 Meyerwood Drive
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77025
City Area Code	713
Local Phone Number	316-0061
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000855787